Pension Plans And Other Post-Retirement Benefits (Components Of Net Periodic Benefit Costs) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 4,626	$ 4,527	$ 4,349
Interest cost	13,547	12,857	12,524
Expected return on plan assets	(12,973)	(11,258)	(9,316)
Amortization of transition obligation (asset)			(182)
Amortization of prior service cost	198	189	151
Amortization of actuarial loss	4,076	4,408	5,152
Amortization of regulatory asset
Curtailment loss	100
Settlement loss		929	586
Capitalized costs	(3,645)	(3,416)	(2,721)
Net periodic benefit cost including discontinued operations	5,929	8,236	10,543
Less discontinued operations	1,149	2,167	2,157
Net periodic benefit cost	4,780	6,069	8,386
Other Post-Retirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	1,236	1,130	1,080
Interest cost	2,761	2,442	2,288
Expected return on plan assets	(2,031)	(1,869)	(1,688)
Amortization of transition obligation (asset)	104	104	104
Amortization of prior service cost	(268)	(268)	(279)
Amortization of actuarial loss	836	619	587
Amortization of regulatory asset	137	137	137
Curtailment loss	27
Settlement loss
Capitalized costs	(700)	(508)	(363)
Net periodic benefit cost including discontinued operations	2,102	1,787	1,866
Less discontinued operations	197	19	283
Net periodic benefit cost	$ 1,905	$ 1,768	$ 1,583